CORPORATE INFORMATION	12 Months Ended
Jun. 30, 2021
Corporate Information
CORPORATE INFORMATION

1. CORPORATE INFORMATION

Genetic Technologies Limited (the “Company”) is a molecular diagnostics company that offers predictive genetic testing and risk assessment tools. The Financial Report of the Company for the year ended June 30, 2021 was authorised for issue in accordance with a resolution of the Directors dated on August 31, 2021 Genetic Technologies Limited is incorporated in Australia and is a company limited by shares. The Directors have the power to amend and reissue the financial statements.

The Company’s Ordinary Shares are publicly traded on the Australian Securities Exchange under the symbol GTG and, via Level II American Depositary Receipts, on the NASDAQ Capital Market under the ticker GENE.